Intangible Exploration and Evaluation Assets - Narrative (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) lease	Dec. 31, 2016 USD ($) concession	Jun. 30, 2017 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	$ 41,478,000	$ 105,869,000
Intangible exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	79,025,000	33,426,000
Recoverable amount of assets		0
Intangible exploration and evaluation assets	41,478,000	$ 105,869,000		$ 122,020,000
Number of concessions related to impairment loss | concession		2
North West Gharib Concession [Member] | Intangible exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	$ 67,500,000
North West Gharib Concession - CGU [Member]
Disclosure of detailed information about intangible assets [line items]
Number of development leases | lease	4
North West Gharib Concession - CGU [Member] | Intangible exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of assets	$ 4,400,000
North West Gharib Concession - Other [Member] | Intangible exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets			$ 0
SW Gharib Concession [Member] | Intangible exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	1,200,000
South Alamein Concession [Member] | Intangible exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	$ 10,300,000